Leases - Summary of Right-of-Use Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation		₩ (477,663)		₩ (538,995)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,046,396		3,363,743
Increase		100,430		132,495
Depreciation		(477,663)		(538,995)
Decrease		(5,876)		(2,252)
Others		(31,350)		91,405
Ending balance		2,631,937		3,046,396
Right-of-use assets | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6,031,076
Ending balance		5,441,389		6,031,076
Right-of-use assets | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(2,984,680)
Ending balance		(2,809,452)		(2,984,680)
Land
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		677,602		655,860
Increase		9,402		12,369
Depreciation		(59,793)		(65,245)
Decrease		(2,035)		(117)
Others		(200)		74,735
Ending balance		624,976		677,602
Land | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,017,114
Ending balance		1,025,978		1,017,114
Land | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(339,512)
Ending balance		(401,002)		(339,512)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		105,841		90,573
Increase		25,783		61,397
Depreciation		(41,921)		(48,371)
Decrease		(2,282)		(399)
Others		6,220		2,641
Ending balance		93,641		105,841
Buildings | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		214,258
Ending balance		220,277		214,258
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(108,417)
Ending balance		(126,636)		(108,417)
Structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		40,859		37,356
Increase		1,889		4,115
Depreciation		(8,433)		(4,595)
Decrease		(96)		0
Others		4,966		3,983
Ending balance		39,185		40,859
Structures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		52,983
Ending balance		54,310		52,983
Structures | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(12,124)
Ending balance		(15,125)		(12,124)
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		27,060		5,943
Increase		1,364		26,200
Depreciation		(6,515)		(7,083)
Decrease		(19)		0
Others		786		2,000
Ending balance		22,676		27,060
Machinery | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		54,654
Ending balance		56,211		54,654
Machinery | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(27,594)
Ending balance		(33,535)		(27,594)
Ships
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,931,093		2,313,305
Increase		9,688		0
Depreciation		(316,823)		(363,032)
Decrease		0		(1,656)
Others		(59,669)		(17,524)
Ending balance		1,564,289		1,931,093
Ships | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,946,265
Ending balance		3,630,728		3,946,265
Ships | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(2,015,172)
Ending balance		(2,066,439)		(2,015,172)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		20,920		25,491
Increase		21,280		11,042
Depreciation		(15,498)		(14,167)
Decrease		(1,444)		(77)
Others		(512)		(1,369)
Ending balance		24,746		20,920
Vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		59,402
Ending balance		72,416		59,402
Vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(38,482)
Ending balance		(47,670)		(38,482)
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		243,021	[1]	235,215
Increase		31,024		17,372
Depreciation		(28,680)		(36,502)
Decrease		0		(3)
Others		17,059		26,939
Ending balance		262,424	[2]	243,021	[1]
Others | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	686,400
Ending balance		381,469	[2]	686,400	[1]
Others | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	(443,379)
Ending balance		₩ (119,045)	[2]	₩ (443,379)	[1]

[1]	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.
[2]	During the year ended December 31, 2025, the power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd., an LNG combined-cycle power project operator, was terminated.